Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Profit/(Loss) before income tax	¥ (107,717)		¥ (16,524)	¥ 15,025
Tax expense/(benefit) at EIT tax rate of 25%	(26,929)		(4,131)	3,756
Effect of different tax rates applicable to different subsidiaries of the Group	(3,195)		490	(3,394)
Changes in valuation allowance	37,948		1,290	(24,412)
Investment income not subject to tax	(769)		(34)	(171)
Expenses not deductible for tax purposes	2,872		11,561	29,067
Research and development tax credit	(12,627)		(7,408)	(4,789)
Effect on deferred tax assets due to change in tax rates	2,700
Income tax expense	¥ 0	$ 0	¥ 1,768	¥ 57